Discontinued Operations - Condensed Results Of Operations For Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Revenues			$ 32	$ 660	$ 1,223	$ 1,826
Royalties earned from sale of business			106	0
Income from discontinued operations			76	127	(286)	0
Loss on sale of discontinued operations					(286)	0
Net income from discontinued operations	$ 18	$ 45	$ 76	$ 127	$ 56	$ 455